Bingham McCutchen LLP

2020 K Street, NW

Washington, DC 20006

Tel: 202.373.6000

Fax: 202.373.6001

www.bingham.com

August 15, 2014

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SSgA Active ETF Trust: Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (File Nos. 333-173276 and 811-22542)

Ladies and Gentlemen:

On behalf of our client, SSgA Active ETF Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A (“PEA No. 24”). The purpose of PEA No. 24 is to register a new series of the Trust: the SPDR Clarion Global Infrastructure & MLP Portfolio.

Please contact me at (202) 373-6133 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik
Beau Yanoshik